Cover Document	Mar. 10, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 10, 2022
Entity Registrant Name	KOSMOS ENERGY LTD.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35167
Entity Tax Identification Number	98-0686001
Entity Address, Address Description	8176 Park Lane
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75231
Title of 12(b) Security	Common Stock $0.01 par value
Trading Symbol	KOS
Security Exchange Name	NYSE
City Area Code	214
Local Phone Number	445 9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001509991
Current Fiscal Year End Date	--12-31